Variable Interest Entities and Securitizations - Schedule of Unconsolidated Variable Interest Entity (Details) - VIEs [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entities and Securitizations - Schedule of Unconsolidated Variable Interest Entity (Details) [Line Items]
Aggregate Principal Balance	$ 2,416	$ 4,848
Carrying Value	2,494	4,795
Total Exposure	2,494	4,795
Rated Notes [Member]
Variable Interest Entities and Securitizations - Schedule of Unconsolidated Variable Interest Entity (Details) [Line Items]
Aggregate Principal Balance	2,106	4,538
Carrying Value	1,992	4,345
Total Exposure	1,992	4,345
Certificates [Member]
Variable Interest Entities and Securitizations - Schedule of Unconsolidated Variable Interest Entity (Details) [Line Items]
Aggregate Principal Balance
Carrying Value	192	140
Total Exposure	192	140
Other Assets [Member]
Variable Interest Entities and Securitizations - Schedule of Unconsolidated Variable Interest Entity (Details) [Line Items]
Aggregate Principal Balance	310	310
Carrying Value	310	310
Total Exposure	$ 310	$ 310